Revenues (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 item	Dec. 31, 2018 item lb	Dec. 31, 2018 item kg	Dec. 31, 2018 item	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 MXN ($) item	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Revenues
Time period that maximum rates for airport concessions are established	5 years
Number of passengers that a work load unit is equivalent to | item	1	1	1	1	1	1
Weight of cargo that a work load unit is equivalent to		220	100
Aeronautical services:
Domestic TUA						$ 3,382,198	$ 2,801,751	$ 2,477,711
International TUA						1,061,793	921,539	810,519
Landing charges						205,787	178,638	167,298
Platform for embarking and disembarking						136,852	119,123	118,004
Aircraft parking charges on extended stay or overnight						36,402	31,923	33,242
Domestic and international passenger and carry-on baggage check						54,570	48,762	37,925
Aerocars and jetways						47,956	44,234	40,715
Other airport services, leases and regulated access rights						214,494	201,061	187,321
Total revenues from aeronautical services					$ 261,492	5,140,052	4,347,031	3,872,735
Commercial activities
Car parking charges						244,461	200,948	192,063
Advertising						68,475	106,045	120,591
Retail operations						114,418	106,908	97,631
Food and beverage						120,828	101,577	85,995
Car rental operators						131,478	92,770	75,966
Time share developers						14,115	13,193	13,967
Financial services						9,255	7,418	6,457
Communication and services						15,551	13,604	10,362
Services to passengers						2,746	2,662	2,803
VIP lounges						36,649	20,453	16,937
Loyalty program								911
Other services						36,607	31,420	26,787
Total revenue from commercial activities						794,583	696,998	650,470
Diversification activities:
Hotel services						344,307	340,279	311,679
OMA Carga						177,396	152,963	132,211
Real estate services						16,352	12,328	12,988
Industrial services						26,340	14,647	4,952
Other services						4,061	4,405	5,852
Total diversification activities						568,456	524,622	467,682
Complementary activities:
Leasing of space						74,887	73,575	67,784
Access rights						18,023	16,538	13,984
Documented baggage inspection						153,192	132,262	121,400
Other services (CUSS and CUTE)						16,356	12,343	11,442
Total of complimentary activities						262,458	234,718	214,610
Total revenue from non-aeronautical services					$ 82,695	1,625,497	1,456,338	1,332,762
Incentives given to airlines						$ 87,422	$ 62,048	$ 11,759
Percentage of revenues generated by the Monterrery, Acapulco, Mazatlan, Culiacan, Chihuahua, Ciudad Juarez and Zihuatanejo airports				77.00%			82.00%	75.00%